Other Income (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Income

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Gain on sale of other assets	2,217	—	—
Volatile organic compound emission plant lease income	1,220	2,900	4,714
(Loss) gain on sale of marketable securities	(2,560)	3,372	1,805
Miscellaneous (loss) income	(511)	6,088	1,008
Loss on notes repurchase	—	—	(12,645)

Other income (loss)	366	12,360	(5,118)